INCOME PER SHARE	12 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 19 -	INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2015	2016	2017

Numerator:
Net income attributable to the Company - basic	$96,527	$118,471	$68,944

Net income attributable to the Company - diluted(i)	$96,877	$119,121	$69,605

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	58,612,596	59,170,050	60,189,004
Effect of dilutive securities
Convertible Bond	644,850	776,800	784,400
Share options	839,425	642,184	-
Restricted shares	37,332	22,422	38,106
Weighted average ordinary shares outstanding used in computing diluted income per share	60,134,203	60,611,456	61,011,510

Income per share - basic	$1.65	2.00	1.15

Income per share - diluted	$1.61	1.97	1.14

(i) For the year ended June 30, 2016 and 2017, interest accretion related to the Convertible Bond of $650 and $661, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.

Vested and unissued restricted shares of 58,726, 75,066 and 72,263 shares are included in the computation of basic and diluted income per share for the years ended June 30, 2015, 2016 and 2017, respectively. The effects of share options have been excluded from the computation of diluted income per share for the year ended June 30, 2017 as their effects would be anti-dilutive.